Tax credits receivable (Tables)	12 Months Ended
Nov. 30, 2019
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Summary of information about unused and unrecorded non refundable federal tax credit
The Company has unused and unrecorded
non-refundable
federal tax credits which may be used to reduce future income tax and expire as follows
.

2024	$448
2025	1,336
2026	1,640
2027	2,260
2028	2,507
2029	1,689
2030	837
2031	585
2032	306
2033	202

$11,810